EXHIBIT LIST

Exhibit Number                                       Exhibit:

EX-101.INS                                       XBRL Instance Document

EX-101.SCH                                           XBRL Taxonomy Extension Schema Document

EX-101.CAL                                           XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                           XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                           XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                                           XBRL Taxonomy Extension Presentation Linkbase